Debt - Short-term Debt (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Line Items]
Short-term debt	$ 0	$ 425.9
Commercial Paper [Member]
Short-term Debt [Line Items]
Short-term debt		$ 425.9
Short-term Debt, Weighted Average Interest Rate		0.38%